Document and Entity Information	Jan. 13, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 13, 2026
Entity File Number	001-36305
Entity Registrant Name	SEMLER SCIENTIFIC, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1367393
Entity Address, Address Line One	51 E Campbell Ave
Entity Address, Adress Line Two	Suite 107-D
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	877
Local Phone Number	774-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SMLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001554859
Amendment Flag	false